10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialResultsLineItems [Line Items]
Gain on monetary position, net	$ 187	$ 629	$ 304
Financial income	96	99	62
Financial costs	(299)	(316)	(232)
Other financial results	113	(858)	(100)
Total financial results, net	97	(446)	34
Commercial interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	61	58	43
Financial costs	(52)	(78)	(45)
Financial interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	22	34	14
Financial costs	(227)	(210)	(162)
Other interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	13	7	5
Financial costs	(10)	(15)	(10)
Fiscal interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial costs	(6)	(8)	(11)
Other financial expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Financial costs	(4)	(5)	(4)
Foreign currency exchange difference, net
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	(75)	(863)	(156)
Changes in the fair value of financial instruments
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	91	64	62
Gains (losses) from present value measurement
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	54	(74)	(6)
Other financial results of RDSA
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	2	13	0
Result from repurchase of Corporate Bonds
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	27	2	0
Other financial results
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	$ 14	$ 0	$ 0